Deferred tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	£ (11,281)	£ (17,746)
Differences on exchange	(232)	762
(Charged)/credited to the income statement	2,176	5,577
Credited/(charged) relating to changes in tax rates	249	106	£ 66
Credited/(charged) to other comprehensive income	(18)	12	(106)
Net reclassifications as held-for-sale		8
Ending balance at 31 December	(9,106)	(11,281)	(17,746)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	32	30
Differences on exchange	(5)	2
(Charged)/credited to the income statement	(24)	(1)
Credited/(charged) relating to changes in tax rates	4	0
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		1
Ending balance at 31 December	7	32	30
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(21)	(115)
Differences on exchange	3	26
(Charged)/credited to the income statement	42	72
Credited/(charged) relating to changes in tax rates	2	0
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		(4)
Ending balance at 31 December	26	(21)	(115)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	373	210
Differences on exchange	(1)	1
(Charged)/credited to the income statement	6	153
Credited/(charged) relating to changes in tax rates	0	9
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	378	373	210
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(221)	(229)
Differences on exchange	3	12
(Charged)/credited to the income statement	21	(4)
Credited/(charged) relating to changes in tax rates	0	0
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	(197)	(221)	(229)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	39	38
Differences on exchange	(1)	1
(Charged)/credited to the income statement	(21)	(35)
Credited/(charged) relating to changes in tax rates	0	0
Credited/(charged) to other comprehensive income	5	35
Net reclassifications as held-for-sale		0
Ending balance at 31 December	22	39	38
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(12,486)	(18,773)
Differences on exchange	(227)	798
(Charged)/credited to the income statement	517	5,384
Credited/(charged) relating to changes in tax rates	268	105
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	(11,928)	(12,486)	(18,773)
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	1,003	1,093
Differences on exchange	(4)	(78)
(Charged)/credited to the income statement	1,635	8
Credited/(charged) relating to changes in tax rates	(25)	(8)
Credited/(charged) to other comprehensive income	(23)	(23)
Net reclassifications as held-for-sale		11
Ending balance at 31 December	£ 2,586	£ 1,003	£ 1,093